Summary of Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Tax losses (Capital)	$ 29,809	$ 31,033
Tax losses (Income)	72,516	33,221
Deductible temporary differences	2,020
Total	$ 104,345	$ 64,254